Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 7,779	$ 11,950	$ 26,143	$ 34,594	$ 45,886	$ 35,270
Cost of revenue (exclusive of depreciation and amortization shown separately below)	6,072	8,522	20,896	25,113	34,591	24,748
Operating expenses
Research and development	54	1,471	695	3,183	5,953	5,257
Sales and marketing	1,101	1,815	3,888	5,206	6,808	4,761
General and administrative	1,364	1,480	4,604	4,282	5,575	4,440
Depreciation and amortization	712	909	2,388	2,464	3,374	1,422
Total operating expenses	3,231	5,675	11,575	15,135	21,711	15,880
Loss from operations	(1,524)	(2,247)	(6,328)	(5,464)	(10,416)	(5,358)
Other income			12	1,087	1,081
Interest expense	(415)	(55)	(663)	(129)	(212)	(567)
Loss before income tax	(1,939)	(2,302)	(6,979)	(4,696)	(9,547)	(5,925)
Provision for income tax	(4)	(37)	(28)	(51)	(63)	(24)
Net loss	$ (1,943)	$ (2,339)	$ (7,007)	$ (4,747)	$ (9,610)	$ (5,949)
Net loss per common share—basic (in Dollars per share)	$ (0.46)	$ (0.64)	$ (1.66)	$ (1.31)	$ (0.262)	$ (0.202)
Weighted average shares outstanding used in per common share computations:
Weighted average shares outstanding used in per common share computations-basic (in Shares)	4,228,340	3,602,289	4,228,340	3,602,289	36,740,650	29,427,863